500 Index Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Series I
Prospectus [Line Items]
Average Annual Return, Percent	17.52%	14.06%	14.47%
Series II
Prospectus [Line Items]
Average Annual Return, Percent	17.27%	13.84%	14.24%
NAV
Prospectus [Line Items]
Average Annual Return, Percent	17.57%	14.12%	14.52%